17. CASH AND CASH EQUIVALENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 799	$ 1,421	$ 517	$ 335
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	30	16
Banks
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	327	1,308
Investment funds
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	0	61
Time deposits
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 442	$ 36